Investment Strategy	May 31, 2026
Aggressive Allocation Lifestyle Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	As a fund-of-funds, the Fund’s principal investment strategy is to allocate assets among a combination of mutual funds (“Underlying Funds”) that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). The Fund uses asset allocation strategies to determine how much to invest in the Underlying Funds. Generally, the Fund invests a larger portion of its assets in Underlying Funds that invest in securities with a greater opportunity for capital growth, such as stocks, and generally has a higher level of risk than the Moderate Allocation Lifestyle Fund and the Conservative Allocation Lifestyle Fund. The Fund’s indirect holdings are primarily in equity securities of domestic and foreign companies of any market capitalization, and fixed-income securities of domestic issuers. A portion of the Fund’s indirect holdings may also include fixed-income securities of foreign issuers, and money market securities. The Fund’s indirect holdings in fixed-income securities may include high yielding, high risk fixed-income securities (often referred to as “junk bonds”). Asset allocation is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The projected asset allocation ranges for the Fund are as follows:•Domestic Equity Funds40% - 70%•Fixed-Income Funds10% - 50%•International Equity Funds0% - 30%This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. Although the Fund will generally maintain its assets within the allocations above, the Fund may hold cash or cash equivalents for various purposes, including for temporary defensive purposes. The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. The subadviser has based the target investment percentages for the Fund on the degree to which it believes the Underlying Funds, in combination, to be appropriate for the Fund’s investment objective. The subadviser may change the asset allocation ranges from time to time. In selecting Underlying Funds, the subadviser may choose from other series of VALIC Company I and from unaffiliated money market funds that VALIC has designated available for investment for the Fund. The Underlying Funds include funds subadvised by the subadviser. Consistent with the Fund’s objective and strategies, the subadviser is permitted to invest in Underlying Funds it subadvises. When choosing among potential Underlying Funds, the subadviser faces a conflict of interest because it will receive additional fees when it selects Underlying Funds for which it also acts as subadviser. Please refer to the Fund’s Statement of Additional Information for more information on the subadviser’s conflicts of interest. The Underlying Funds in which the Fund invests may engage in active and frequent trading of portfolio securities in an effort to achieve their investment objectives.
Asset Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund attempts to achieve its investment objective by investing in a diverse combination of equity and fixed income investments. Under normal circumstances, the Fund intends to invest approximately 60% of its assets in equity securities and approximately 40% of its assets in fixed income securities. The equity securities in which the Fund primarily intends to invest include common stocks of large and medium capitalization U.S. companies included in the S&P 500® Index. Sector by sector, the Fund’s weightings in its equity portion are similar to those of the S&P 500® Index. Within each sector, the Fund focuses on those equity securities that it considers most undervalued and seeks to outperform the S&P 500® Index through superior stock selection. By emphasizing undervalued equity securities, the Fund seeks to produce returns that exceed those of the S&P 500® Index. At the same time, by controlling the sector weightings of the Fund so they can differ only moderately from the sector weightings of the S&P 500® Index, the Fund seeks to limit its volatility to that of the overall market, as represented by this index. It will also look to identify companies that regularly pay dividends. In managing the equity portion of the Fund, the subadviser employs a three-step process that combines research, valuation and stock selection. The subadviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the subadviser to rank the companies in each sector group according to their relative value. The subadviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the subadviser buys equity securities that are identified as undervalued and considers selling them when they appear to be overvalued. Along with attractive valuation, the subadviser often considers a number of other criteria: •catalysts that could trigger a rise in a stock’s price; •high potential reward compared to potential risk; and •temporary mispricings caused by apparent market overreactions. The fixed income securities in which the Fund intends to invest include corporate bonds, U.S. treasury obligations, including treasury coupon strips and treasury principal strips, and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities included in the Bloomberg U.S. Aggregate Bond Index. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. The Fund will invest only in fixed income securities that are investment grade at the time of purchase and may invest in fixed income securities of any maturity or duration. All fixed income securities in which the Fund will invest will be U.S. dollar-denominated, although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. The subadviser may invest all or a significant portion of the assets of the Fund’s fixed income portion in mortgage-related and mortgage-backed securities in the subadviser’s discretion. The Fund expects to invest no more than 10% of the fixed income portion’s assets in “sub-prime” mortgage-related securities considered to be investment grade at the time of purchase. In choosing fixed income securities, the subadviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the subadviser looks for individual fixed income investments that it believes will perform well over market cycles. The subadviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions and the structure of the transaction. The Fund may invest in derivatives, such as futures contracts. With respect to its fixed income allocations, the Fund may use futures contracts to manage and hedge interest rate risk associated with these investments, as well as to lengthen or shorten the duration of this portion of the portfolio. With respect to its equity and fixed income allocations, the Fund may use futures contracts to gain or reduce exposure to all or a portion of the stock or fixed income markets, respectively, and for cash management. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Capital Appreciation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund invests in equity securities of large-sized U.S. companies similar in size, at the time of purchase, to those within the Russell 1000® Growth Index (the “Index”). As of August 31, 2026, the median stock by market capitalization in the Index was approximately $27.208 million and the largest stock by market capitalization was $5.36 trillion. The size of the companies in the Index changes with market conditions and the composition of the Index. The Fund invests substantially in “growth” stocks, which are stocks of companies with long-term earnings growth potential.The Fund’s portfolio managers seek to invest in growth companies that are undervalued relative to their fundamentals and exhibit improving investor interest, such as positive price momentum, believing that such investments can outperform the equity market over a full market cycle, which can be measured from market peak to peak or from market trough to trough. The Fund invests substantially in securities of U.S. issuers. The Fund generally invests in common stocks. From time to time, the Fund may have significant investments in particular sectors, including the information technology sector. In pursuit of the Fund’s objective, the subadviser employs fundamental and quantitative analysis with risk management analysis in identifying investment opportunities and constructing the Fund’s portfolio. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests substantially in “growth” stocks, which are stocks of companies with long-term earnings growth potential.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s portfolio managers seek to invest in growth companies that are undervalued relative to their fundamentals and exhibit improving investor interest, such as positive price momentum, believing that such investments can outperform the equity market over a full market cycle, which can be measured from market peak to peak or from market trough to trough.
Conservative Allocation Lifestyle Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	As a fund-of-funds, the Fund’s principal investment strategy is to allocate assets among a combination of mutual funds (“Underlying Funds”) that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). The Fund invests a larger portion of its assets in Underlying Funds that invest in securities that generate current income, and generally has a lower risk level than the Aggressive Allocation Lifestyle Fund and Moderate Allocation Lifestyle Fund. The Fund’s indirect holdings are primarily in fixed-income securities of domestic and foreign issuers and in equity securities of domestic companies. The Underlying Funds also invest, to a limited extent, in equity securities of foreign issuers, lower rated fixed-income securities (often referred to as “junk bonds”), and money market securities. Asset allocation is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The projected asset allocation ranges for the Fund are as follows:•Domestic Equity Funds10% - 40%•Fixed-Income Funds55% - 90%•International Equity Funds0% - 20%This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. Although the Fund will generally maintain its assets within the allocations above, the Fund may hold cash or cash equivalents for various purposes, including for temporary defensive purposes. The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. The subadviser has based the target investment percentages for the Fund on the degree to which it believes the Underlying Funds, in combination, to be appropriate for the Fund’s investment objective. The subadviser may change the asset allocation ranges from time to time. In selecting Underlying Funds, the subadviser may choose from other series of VALIC Company I and from unaffiliated money market funds that VALIC has designated available for investment for the Fund. The Underlying Funds include funds subadvised by the subadviser. Consistent with the Fund’s objective and strategies, the subadviser is permitted to invest in Underlying Funds it subadvises. When choosing among potential Underlying Funds, the subadviser faces a conflict of interest because it will receive additional fees when it selects Underlying Funds for which it also acts as subadviser. Please refer to the Fund’s Statement of Additional Information for more information on the subadviser’s conflicts of interest. The Underlying Funds in which the Fund invests may engage in active and frequent trading of portfolio securities in an effort to achieve their investment objectives.
Core Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities.The Fund primarily invests in medium- to high-quality fixed-income securities, including corporate debt securities of domestic and foreign companies, or in securities issued or guaranteed by the U.S. Government such as treasury obligations, including treasury coupon strips and treasury principal strips, and other U.S. Government securities, mortgage-related and mortgage-backed or non-mortgage asset-backed securities.The Fund may invest significantly in U.S. Government securities, which are securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Some U.S. Government securities are issued or unconditionally guaranteed by the U.S. Treasury. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. Government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. The Fund may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities at the subadviser’s discretion, including securities issued or guaranteed by the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”) or the Government National Mortgage Association. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest.Up to 40% of the Fund’s total assets may be invested in U.S. dollar-denominated fixed-income securities issued by foreign issuers, including fixed-income securities issued by issuers in emerging markets. Emerging market countries are countries that major international financial institutions and financial organizations, such as the World Bank and Bloomberg, generally consider to be less economically mature than developed nations, and include most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom and most western European countries and Hong Kong. These fixed-income securities are rated investment grade or higher at the time of investment (or the unrated equivalent). However, the subadvisers are not required to dispose of a security if its rating is downgraded. Although the Fund invests primarily in medium-to high-quality fixed-income securities, which are considered investment-grade, up to 20% of its net assets may be invested in lower-quality fixed-income securities (often referred to as “junk bonds”), including “sub-prime mortgages,” which are considered below investment-grade. A fixed-income security will be considered investment-grade if it is rated Baa3 or higher by Moody’s Investor Services, Inc. or BBB- or higher by S&P Global Ratings or determined to be of comparable quality by the subadviser. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase. Up to 20% of the Fund’s net assets may be invested in interest-bearing short-term investments, such as commercial paper, bankers’ acceptances, bank certificates of deposit, and other cash equivalents and cash. One subadviser’s investment strategy relies on many short-term factors, including current information about a company, investor interest, price movements of a company’s securities and general market and monetary conditions. The other subadviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the subadviser looks for individual fixed income investments that it believes will perform well over market cycles. The subadviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions and the structure of the transaction. Consequently, the Fund may engage in active and frequent trading of portfolio securities in an effort to achieve its investment objective. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund primarily invests in medium- to high-quality fixed-income securities, including corporate debt securities of domestic and foreign companies, or in securities issued or guaranteed by the U.S. Government such as treasury obligations, including treasury coupon strips and treasury principal strips, and other U.S. Government securities, mortgage-related and mortgage-backed or non-mortgage asset-backed securities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities.
Dividend Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets in dividend paying securities of value companies.For purposes of the Fund’s 80% investment policy, a company is considered to be a value company if it: (i) issues securities that are presented in a third-party value-style index or that are classified as a value company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “value metric” similar to those commonly used by third-party index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others.The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities including common stock, preferred stock and convertible securities. The Fund may invest in securities of companies with any market capitalization, but will generally focus on large cap securities. The Fund may invest up to 25% of its net assets in equity securities of foreign issuers, either directly or through depositary receipts. The foreign issuers in which the Fund may invest include issuers that are organized outside the United States and conduct their operations in the United States and other countries and other foreign issuers with market capitalizations generally of at least $10 billion. In selecting portfolio securities, one of the Subadvisers will generally employ a value-oriented analysis, but may purchase equity securities based on a growth-oriented analysis when such securities pay dividends or the Subadviser believes such securities have particularly good prospects for capital appreciation. The other Subadviser typically emphasizes dividend paying equity securities with a focus placed upon current dividend levels as well as dividend growth over time and looks for potential for capital appreciation, sound or improving balance sheets and effective management teams that exhibit a desire to earn consistent returns for shareholders. The Fund may also invest in non convertible preferred stock, securities of other investment companies and of real estate investment trusts (“REITs”), warrants and rights. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% investment policy, a company is considered to be a value company if it: (i) issues securities that are presented in a third-party value-style index or that are classified as a value company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “value metric” similar to those commonly used by third-party index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% investment policy, a company is considered to be a value company if it: (i) issues securities that are presented in a third-party value-style index or that are classified as a value company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “value metric” similar to those commonly used by third-party index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets in dividend paying securities of value companies.
Dynamic Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund seeks to achieve its objectives by investing under normal conditions approximately 70% to 90% of its assets in shares of the Underlying Funds, which are portfolios of VALIC Company I, (the “Fund-of-Funds Component”) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed income securities and short-term investments (the “Overlay Component”). The Fund-of-Funds Component will allocate approximately 50% to 80% of its assets to Underlying Funds investing primarily in equity securities and 20% to 50% of its assets to Underlying Funds investing primarily in fixed income securities and short-term investments, which may include mortgage- and asset-backed securities, to seek capital appreciation and generate income. The Variable Annuity Life Insurance Company is the Fund’s investment adviser (“VALIC” or the “Adviser”). The Fund is sub-advised by AllianceBernstein L.P. (“AllianceBernstein”). The Adviser will determine the allocation between the Fund-of-Funds Component and the Overlay Component. AllianceBernstein is responsible for managing the Fund-of-Funds Component’s investment in Underlying Funds, so it will determine the target allocation between Underlying Funds that invest primarily in equity securities and Underlying Funds that invest primarily in fixed income securities. AllianceBernstein performs an investment analysis of possible investments for the Fund and selects the universe of permitted Underlying Funds as well as the allocation to each Underlying Fund. The Adviser may change the Fund’s asset allocation between the Fund-of-Funds Component and the Overlay Component from time to time without prior notice. AllianceBernstein may change the Fund-of-Funds Component’s allocation among the Underlying Funds. The Fund-of-Funds Component seeks to achieve capital appreciation primarily through its investments in Underlying Funds that invest in equity securities of both U.S. and non-U.S. companies of all market capitalizations. The Fund normally does not expect to have more than 25% of its total assets allocated to Underlying Funds investing primarily in foreign securities, and no more than 5% of its total assets to Underlying Funds investing primarily in emerging markets (an emerging market is any country that is included in the MSCI Emerging Markets Index). The Fund-of-Funds Component seeks to achieve current income through its investments in Underlying Funds that primarily invest in fixed income securities, including both U.S. and foreign investment grade securities, but the Fund normally does not expect to have more than 5% of total assets allocated to Underlying Funds investing primarily in high-yield, high-risk bonds (commonly known as “junk bonds”), which are considered speculative. A portion of the Fund’s indirect holdings may also include money market securities. Fund cash flows are expected to be used to maintain or move Underlying Fund exposure close to target allocations, but sales and purchases of Underlying Funds may also be used to change or remain near target allocations. The Overlay Component comprises the remaining 10%-30% of the Fund’s total assets. AllianceBernstein is responsible for managing the Overlay Component, which includes management of the derivative instruments, fixed income securities and short-term investments. AllianceBernstein may invest the Overlay Component in derivative instruments to increase or decrease the Fund’s overall net equity exposure and, therefore, its volatility and return potential. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. High levels of volatility may result from rapid and dramatic price swings. Through its use of derivative instruments, AllianceBernstein may adjust the Fund’s net equity exposure down to a minimum of 25% or up to a maximum of 100%, although the Fund’s average net equity exposure over long term periods is expected to be approximately 60%-65%. The Fund’s net equity exposure is primarily adjusted through the use of derivative instruments, such as stock index futures and stock index options, and to a lesser extent options on stock index futures and stock index swaps, as the allocation among Underlying Funds in the Fund-of-Funds Component is expected to remain fairly stable. For example, when the market is in a state of higher volatility, AllianceBernstein may decrease the Fund’s net equity exposure by taking a short position in derivative instruments. A short sale involves the sale by the Fund of a security or instrument it does not own with the expectation of purchasing the same security or instrument at a later date at a lower price. The operation of the Overlay Component may therefore expose the Fund to leverage. Because derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, the remainder of the assets in the Overlay Component will be invested in a variety of fixed income securities. The Fund’s performance may be lower than similar Funds that do not seek to manage their equity exposure. If AllianceBernstein increases the Fund’s net equity exposure and equity markets decline, the Fund may underperform traditional or static allocation funds. Likewise, if AllianceBernstein reduces the Fund’s net equity exposure and equity markets rise, the Fund may also underperform traditional or static allocation funds. Efforts to manage the Fund’s volatility may also expose the Fund to additional costs. In addition, AllianceBernstein will seek to reduce exposure to certain downside risks by purchasing equity index put options that aim to reduce the Fund exposure to certain severe and unanticipated market events that could significantly detract from returns. In addition to managing the Fund’s overall net equity exposure as described above, AllianceBernstein will, within established guidelines, manage the Overlay Component in an attempt to generate income, manage Fund cash flows and liquidity needs, and manage collateral for the derivative instruments. These investments may include Underlying Funds that invest in equity securities of both U.S. and non-U.S. companies of all market capitalizations. At least 50% of the Overlay Component’s fixed income investments will be invested in U.S. Government securities, cash, repurchase agreements, and money market securities. A portion of the Overlay Component may be held in short-term investments as needed, in order to manage daily cash flows to or from the Fund or to serve as collateral. AllianceBernstein may also invest the Overlay Component in derivative instruments to generate income and manage Fund’s cash flows and liquidity needs. The following chart sets forth the target allocations of the Fund on or about May 31, 2026, to equity and fixed income Underlying Funds and securities. These target allocations represent the Fund’s current goal for the allocation of its assets and does not take into account any change in net equity exposure from use of derivatives in the Overlay Component. The Fund’s actual allocations could vary substantially from the target allocations due to market valuation changes, changes in the target allocations and AllianceBernstein’s management of the Overlay Component in response to volatility changes.Asset Class% of Fund-of-Fund% of Total FundEquityU.S. Large Cap75.62%61.52%Foreign Equity1.59%1.30%Fixed IncomeU.S. Investment Grade22.79%18.54%100.0%81.36%
Emerging Economies Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of value of its net assets in equity securities of emerging market companies and other investments that are tied economically to emerging markets.The Subadviser considers an emerging markets country to include any country that is: (1) generally recognized to be an emerging market country by the international financial community, including the World Bank; (2) classified by the United Nations as a developing country; or (3) included in the MSCI Emerging Markets Index (the “MSCI EM Index”).The Subadviser determines that an investment is tied economically to an emerging market if such investment satisfies one or more of the following conditions: (1) the issuer’s primary trading market is in an emerging market; (2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in emerging markets; and (3) the investment is included in an index representative of emerging markets.Equity securities include common stock, preferred stock, convertible securities and depositary receipts. Generally, the Fund will invest in equities or other financial instruments that are components of, or have characteristics similar to, the securities included in the MSCI Emerging Markets Index. The MSCI Emerging Markets Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The Fund primarily seeks to buy common stock and may also invest in preferred stock and convertible securities. From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the MSCI Emerging Markets Index. The use of options, futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets. The Fund may also gain exposure to securities of emerging markets companies through its investments in other investment companies, including exchange-traded funds, that invest in such securities. From time to time, the Fund may have significant investments in particular sectors, including the information technology sector. The Fund seeks to pursue its investment objective by investing in equity securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks which the Fund can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Subadviser considers an emerging markets country to include any country that is: (1) generally recognized to be an emerging market country by the international financial community, including the World Bank; (2) classified by the United Nations as a developing country; or (3) included in the MSCI Emerging Markets Index (the “MSCI EM Index”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Subadviser determines that an investment is tied economically to an emerging market if such investment satisfies one or more of the following conditions: (1) the issuer’s primary trading market is in an emerging market; (2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in emerging markets; and (3) the investment is included in an index representative of emerging markets.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of value of its net assets in equity securities of emerging market companies and other investments that are tied economically to emerging markets.
GLOBAL REAL ESTATE FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity investments in real estate and real estate-related companies. A company is considered a “real estate company” or “real estate-related company” if at least 50% of its net assets, gross income, or net profits are attributable to ownership, development, construction, financing, management, or sale of commercial, industrial or residential real estate or interests therein.The Fund invests primarily in real estate investment trusts (“REITs”) and equity securities, including common and preferred stocks and convertible securities. The Fund’s investments in real estate and real estate-related companies may include REITs, REIT-like structures, or real estate operating companies whose businesses and services are related to the real estate industry.In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement. The Fund may invest in foreign securities, including securities of issuers in emerging markets. Under normal market conditions, the Fund expects to invest at least 30% of its assets in securities of issuers from at least three countries outside of the United States. The Fund expects to invest a substantial portion of its assets in foreign securities economically tied to Japan, the United Kingdom, Australia, Hong Kong, Singapore, China, Canada, and Continental Europe. The Fund considers an investment to be tied economically to a country if the issuer is organized in, has its principal place of business in, has principal trading activity in, or derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in such country or has at least 50% of its assets in such country. From time to time, the Fund’s investments with respect to a particular country may comprise a substantial portion of its investment portfolio. The Fund concentrates its investments in the real estate industry. The Fund’s Subadviser generally focuses on investing the Fund’s assets in equity REITs as well as similar entities formed under the laws of non-U.S. countries, but may also invest the Fund’s assets in mortgage REITs, hybrid REITs, and other U.S. and foreign real estate-related investments, including emerging market real estate-related investments. The Fund’s Subadviser may invest the Fund’s assets in real estate-related investments of any size. However, issuers of real estate-related investments tend to have small-to-medium capitalizations. The Fund’s Subadviser normally allocates the Fund’s investments across different REIT managers and property types but may from time to time focus the Fund’s investments in any one or a few of these areas. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A company is considered a “real estate company” or “real estate-related company” if at least 50% of its net assets, gross income, or net profits are attributable to ownership, development, construction, financing, management, or sale of commercial, industrial or residential real estate or interests therein.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests primarily in real estate investment trusts (“REITs”) and equity securities, including common and preferred stocks and convertible securities. The Fund’s investments in real estate and real estate-related companies may include REITs, REIT-like structures, or real estate operating companies whose businesses and services are related to the real estate industry.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity investments in real estate and real estate-related companies.
Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity investments in real estate and real estate-related companies.
Global Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	Under normal market conditions, the Fund invests in equity securities of companies in any country, fixed income (debt) securities of companies and governments of any country, or other instruments with similar economic characteristics, and in money market securities. There are no minimum or maximum percentage targets for each asset class, though under normal market conditions, the subadviser will direct 50% to 80% of the Fund’s assets to equity securities. The Fund’s subadviser, Franklin Advisers, Inc. (“Franklin Advisers”), manages the equity portion of the Fund’s assets and allocates the remainder of the portfolio to be managed by its affiliate, Brandywine Global Investment Management, LLC (“Brandywine Global”), the Fund’s sub-subadviser. Although the Fund seeks investments across a number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors. The equity securities in which the Fund invests are primarily common stock of large- and mid-capitalization companies included in the Morgan Stanley Capital International All Country World Index (the “MSCI ACWI Index”) and depositary receipts representing such stocks. As of August 31, 2026, the market capitalization range of the companies in the MSCI ACWI Index was approximately $0.00 million to $5.096 trillion. With respect to equity securities, the Fund seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI ACWI Index over the long term through a multi-factor selection process employed by the Fund’s subadviser. The subadviser’s multi-factor selection process for equity securities is designed to select stocks for the Fund that have favorable exposure to quality, value, sentiment, and alternative factors. Under normal market conditions, the Fund will hold 200 to 650 of the common stocks, or depositary receipts representing such stocks, in the MSCI ACWI Index. With respect to the Fund’s fixed income securities, the Fund’s sub-subadviser follows a value-driven, active, strategic approach to portfolio decisions that considers duration, yield curve exposure, credit exposure, and sector weightings that are based upon the broad investment themes of its global macroeconomic research platform as they apply to fixed income markets. The sub-subadviser has broad discretion to invest in multiple types of fixed income securities of any maturity and duration. The Fund can seek investment opportunities anywhere in the world. Under normal market conditions, the Fund’s foreign currency exposure will be limited to 25% of the Fund’s fixed income assets. Alternatively, the Fund could invest more than 25% of its fixed income securities in bonds denominated in non-U.S. currencies if it uses derivatives strategies to hedge the non-U.S. currency exposure back to the U.S. dollar so that the Fund would have no more than 25% of its fixed income portfolio exposed to non-U.S. currencies. The Fund may invest in securities that are rated in any category or unrated. Up to 15% of the Fund’s net assets may be invested in “high yield” or “junk” bonds (that is, securities rated below the Baa/BBB- categories or, if unrated, determined to be of comparable credit quality by the sub-subadviser), which are considered speculative. The Fund may invest in asset-backed and mortgage-backed securities. The Fund will not invest more than 25% of its fixed income assets in asset-backed and mortgage-backed securities that are not issued or guaranteed by, or comprised of securities issued or guaranteed by, a U.S. government agency or U.S. government-sponsored entity. Under normal market conditions, the Fund expects to invest at least 40% of its net assets in foreign securities, including foreign equity securities and foreign sovereign debt securities. The Fund considers an issuer to be from a particular country (including the United States) or geographic region if: (i) its principal securities trading market is in that country or geographic region; (ii) the company derives the majority of its annual revenue or earnings or assets from goods produced, sales made or services performed in that country or geographic region; or (iii) it is organized under the laws of, or has a principal office in, that country or geographic region. Although the Fund generally invests in securities of issuers located in developed countries, the Fund may invest up to 50% of its total assets in securities of issuers located in emerging markets. The Fund may invest in derivative instruments such as foreign currency forwards, currency options, bond futures, interest rate futures, equity futures, equity index futures, swaps (including interest rate, total return and inflation swaps), credit default swaps, credit default swap index products, instruments involved in currency risk management strategies, options, options on futures, structured credit products and currency index futures contracts. The Fund may use derivatives to enhance total return, as a means of providing additional exposure to certain types of investments, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, as a cash flow management technique or as a substitute for the purchase or sale of securities or currencies. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Government Securities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund invests at least 80% of net assets in intermediate- and long-term U.S. Government and government-sponsored debt securities.The Fund may also invest in mortgage-backed securities, asset-backed securities, repurchase agreements, high quality corporate debt securities and high quality domestic money market securities. In addition, the Fund may invest up to 20% of its net assets in high quality foreign investments payable in U.S. dollars. The Fund has flexibility to invest in derivatives, including futures contracts, options, and swaps, in order to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund. Derivatives, which are instruments which have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. In particular, the Fund may use futures contracts, including treasury futures, options and swaps to manage cash inflows and duration and as substitutes for securities in which the Fund may invest. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of net assets in intermediate- and long-term U.S. Government and government-sponsored debt securities.
Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund attempts to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of growth companies.For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “growth metric” similar to those commonly used by third-party index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others.Equity securities in which the Fund may invest consist of common stock and American Depositary Receipts (“ADRs”). Within the universe of growth companies, the Fund primarily invests in common stock of companies that are selected based on such factors as strong earnings, strong sales and revenue growth and capital appreciation potential. The Fund will emphasize common stock of companies with mid- to large-stock market capitalizations; however, the Fund also may invest in the common stock of small companies. The Fund may invest without limitation in the securities of foreign companies in the form of ADRs. In addition to ADRs, the Fund may also invest up to 20% of its total assets in securities of foreign companies, including companies located in emerging markets. VALIC is the Fund’s investment adviser and BlackRock Investment Management, LLC (“BlackRock”) is the Fund’s subadviser. Approximately 25% of the Fund’s assets will be allocated to a passively managed strategy (the “Passive Strategy”), which seeks to track the Russell 1000® Growth Index (the “Underlying Index”), and the remainder of the Fund’s assets will be allocated to an actively managed strategy (the “Active Strategy”). The Fund’s target allocations among the strategies are subject to change at the discretion of VALIC, and actual allocations could vary substantially from the target allocations due to market valuation changes. The Passive Strategy primarily seeks to track the Underlying Index by investing in all or substantially all of the stocks included in the Underlying Index, a strategy known as “replication.” In managing the Passive Strategy, the subadviser may, however, utilize an “optimization” strategy in circumstances in which replication is difficult or impossible. The goal of optimization is to select stocks which ensure that characteristics such as industry weightings, average market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Underlying Index. The subadviser may use derivatives in seeking to track the Underlying Index, including futures and total return swaps. In managing the Active Strategy, the subadviser selects not less than 25 to not more than 45 companies through a process of both top‑down macro-economic analysis of economic and business conditions, and bottom‑up analysis of the business fundamentals of individual companies. Stocks are selected from a universe of companies that the subadviser believes have above average growth potential. The subadviser will make investment decisions based on judgments regarding several valuation parameters relative to anticipated rates of growth in earnings and potential rates of return on equity. From time to time, the Fund may have significant investments in particular sectors, including the information technology sector. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Fund is a non‑diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “growth metric” similar to those commonly used by third-party index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “growth metric” similar to those commonly used by third-party index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund attempts to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of growth companies.
High Yield Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	At least 80% of the Fund’s net assets are invested, under normal circumstances, in high-yield, below-investment grade fixed-income securities (often referred to as “junk bonds”).These securities are rated below Baa3 by Moody’s Investor Services, Inc. (“Moody’s”) or BBB– by S&P Global Ratings (“S&P”) or determined to be of comparable quality by the subadviser. Up to 15% of the Fund’s net assets can be rated below Caa3 by Moody’s or CCC– by S&P or its equivalent rating by another Nationally Recognized Statistical Ratings Organization. The Fund may also invest up to 35% of its net assets in below-investment grade foreign fixed-income securities. The Fund may also invest up to 20% of its net assets in investment grade fixed-income securities, those rated Baa3 or higher by Moody’s and BBB– or higher by S&P. Although the Fund does not routinely invest in equity securities, it may invest in equity securities from time-to-time up to 20% of the Fund’s net assets. The subadviser analyzes macroeconomic trends to develop an overall picture of a country, market, or market segment and combines that analysis with research on individual securities to achieve the Fund’s objective. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	These securities are rated below Baa3 by Moody’s Investor Services, Inc. (“Moody’s”) or BBB– by S&P Global Ratings (“S&P”) or determined to be of comparable quality by the subadviser.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	At least 80% of the Fund’s net assets are invested, under normal circumstances, in high-yield, below-investment grade fixed-income securities (often referred to as “junk bonds”).
Inflation Protected Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in inflation-indexed fixed income securities issued by domestic and foreign governments (including those in emerging market countries), their agencies or instrumentalities, and corporations and in derivative instruments that have economic characteristics similar to such securities.Inflation-indexed fixed income securities are structured to provide protection against the negative effects of inflation. The value of a fixed income security’s principal or the interest income paid on the fixed income security is adjusted to track changes in an official inflation measure, usually the Consumer Price Index for Urban Consumers (“CPI-U”) with respect to domestic issuers.The Fund invests primarily in investment grade securities rated Baa3 or higher by Moody’s Investors Service, Inc. or BBB-or higher by S&P Global Ratings. The Fund also may invest up to 50% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign and emerging market issuers. The Fund may invest in debt securities that are not inflation indexed, including mortgage- and asset-backed securities and collateralized loan obligations. The subadviser may consider, among other things, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed income investments, and the Fund may invest in fixed income investments of any maturity and duration. The Fund generally intends to utilize currency forwards and futures to manage foreign currency risk. The Fund may also invest in derivative instruments, such as forwards, futures, contracts or swap agreements, as a substitute for directly investing in the above instruments or for risk management purposes. The subadviser may engage in frequent and active trading of portfolio securities to achieve the Fund’s investment objective. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Inflation-indexed fixed income securities are structured to provide protection against the negative effects of inflation. The value of a fixed income security’s principal or the interest income paid on the fixed income security is adjusted to track changes in an official inflation measure, usually the Consumer Price Index for Urban Consumers (“CPI-U”) with respect to domestic issuers.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests primarily in investment grade securities rated Baa3 or higher by Moody’s Investors Service, Inc. or BBB-or higher by S&P Global Ratings.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in inflation-indexed fixed income securities issued by domestic and foreign governments (including those in emerging market countries), their agencies or instrumentalities, and corporations and in derivative instruments that have economic characteristics similar to such securities.
International Equities Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund is managed to seek to track the performance of the Index, which measures the stock performance of large- and mid-cap companies in developed countries outside the U.S.The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as “optimization.” The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations, and fundamental characteristics, (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index.The Fund invests, under normal circumstances, at least 80% of net assets in stocks that are in the Index. Although the Fund seeks to track the performance of the Index, the performance of the Fund will not match that of the Index exactly because, among other reasons, the Fund incurs operating expenses and other investment overhead as part of its normal operations. The subadviser may use derivatives to seek to track the performance of the Index, including futures and total return swaps. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is managed to seek to track the performance of the Index, which measures the stock performance of large- and mid-cap companies in developed countries outside the U.S.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as “optimization.” The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations, and fundamental characteristics, (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of net assets in stocks that are in the Index.
International Government Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund aims to give you foreign investment opportunities primarily in investment grade government and government sponsored debt securities. Also, the Fund attempts to have all of its investments payable in foreign currencies. The Fund may also convert its cash to foreign currency. Under normal circumstances, at least 80% of net assets of the Fund must be government issued, sponsored, or guaranteed. The Fund invests at least 65% of total assets in investment grade debt securities. The Fund may invest up to 35% of total assets in below investment grade securities (“junk bonds”). Examples of Fund investments include foreign debt and foreign money market securities, high quality domestic money market securities and debt obligations issued or guaranteed by the U.S. Government, and foreign currency exchange transactions. Additionally, the Subadviser may attempt to hedge currency exposure, and may invest up to 50% of total assets in futures and options (derivatives), for currency hedging purposes. The Fund may invest significantly in government securities of emerging market countries. The Fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund aims to give you foreign investment opportunities primarily in investment grade government and government sponsored debt securities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, at least 80% of net assets of the Fund must be government issued, sponsored, or guaranteed.
International Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund’s subadviser uses a proprietary investment strategy to invest in companies that it believes will increase in value over time. The Fund attempts to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of growth companies.For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “growth metric” similar to those commonly used by third-party index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others.Under normal market conditions, the subadviser seeks to achieve the Fund’s objective by investing primarily in established growth companies on an international basis, with capitalizations within the range of companies included in the MSCI ACWI ex USA Index. As of August 31, 2026, the market capitalization range of the companies in the MSCI ACWI ex USA Index was approximately $0.00 million to $1.867 trillion. The subadviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the subadviser seeks high-quality, established companies that the subadviser believes have attractive valuations at the time of purchase relative to their growth potential. The subadviser typically favors companies it believes have sustainable competitive advantages that can be monetized through growth. The investment process integrates analysis of sustainability with respect to disruptive change, financial strength, environmental and social externalities and governance (also referred to as ESG). The subadviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria because the quality of the company’s business deteriorates or the price relative to the company’s intrinsic value is no longer attractive. The subadviser views incorporating ESG-related potential risks and opportunities within the investment process as important to ensure long-term stewardship of capital. Over extended time horizons, the subadviser believes that ESG risks are more likely to materialize and externalities not borne by the company are more likely to be priced into the value of securities. Since ESG risks could potentially impact the risk and reward profile of investment opportunities, the subadviser typically engages company management in constructive discussions on a range of ESG issues the subadviser deems materially important. The Fund may invest in foreign securities, which may include emerging market securities. Under normal circumstances, the Fund invests at least 40% of its net assets in the securities of issuers from at least three countries outside of the United States. The Fund considers an issuer to be from a particular country (including the United States) or geographic region if: (i) its principal securities trading market is in that country or geographic region; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in that country or geographic region or has at least 50% of its assets in that country or geographic region; or (iii) it is organized under the laws of, or has a principal office in, that country or geographic region. The Fund may invest up to 35% of its total assets (excluding cash) in securities of issuers located in emerging market countries. For purposes of maintaining exposure of at least 40% of the Fund’s assets to equity securities of issuers located or operating outside the United States, the Fund may also invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and other types of depositary receipts with respect to issuers located or operating outside the United States. The equity securities in which the Fund invests are denominated in both U.S. and non-U.S. currencies and include common stock. From time to time, the Fund may have significant investments in particular sectors, including the information technology sector.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “growth metric” similar to those commonly used by third-party index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “growth metric” similar to those commonly used by third-party index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund attempts to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of growth companies.
International Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity and equity-related securities of small- to mid-cap companies throughout the world, excluding the United States.The Fund will invest primarily in small- to mid-cap companies whose capitalization, at the time of purchase, range from the market capitalization of the smallest company included in the MSCI ACWI ex USA Small and Mid-Cap Index (net) (the “Index”) to the market capitalization of the largest company in the Index during the most recent 12-month period.A company’s “market capitalization” is the value of its outstanding stock. As of August 31, 2026, the market capitalizations of companies included in the Index ranged from $0.00 million to $39.315 billion, with a median market capitalization of $1.05 billion. For purposes of the Fund’s 80% test above, the Fund may buy stocks and other equity securities of companies that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States, or whose “country of risk” is a foreign country as determined by a third party service provider. The Fund may hold foreign currencies and non-dollar denominated foreign securities. The Fund also invests in depositary receipts, which are instruments issued by a bank that represent an interest in a foreign issuer’s securities. The Fund is not limited in the amount it invests in any one country or region. The subadvisers will try to select a wide range of industries and companies and may invest in developing or emerging market countries. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities and, as noted above, depositary receipts. Although the Fund invests primarily in equity securities, it may invest in fixed-income securities from time-to-time up to 20% of the Fund’s net assets. The Fund does not employ a currency overlay strategy, but may consider currency implications during fundamental research of companies. Each of the Fund’s subadvisers manages a portion of the Fund’s assets using different investment approach. One subadviser employs a bottom-up approach, selecting securities that it believes to represent above-average potential for capital appreciation, based on fundamental research and analysis. The subadviser seeks to develop a portfolio that is broadly diversified across issuers, countries, industries and styles (e.g., growth and value). Because the subadviser’s process is driven primarily by individual stock selection, the overall portfolio’s yield, price to earnings ratio, price-to-book ratio, growth rate and other characteristics will vary over time and, at any given time, may emphasize either growth stocks or value stocks. The other subadviser also evaluates investment opportunities using a bottom-up investment approach. This approach includes fundamental analysis of a company’s financial statements, management record and structure, operations, product development and industry competitive position. In addition, the subadviser may also look for companies with conservatively-capitalized balance sheets, high and consistent internal rates of return, and a favorable market position within healthy and growing industries. These factors may vary in particular cases and may change over time. The Fund may invest in securities of issuers that are considered by the Fund’s subadviser to have potential for earnings or revenue growth. The subadviser considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends. The subadviser monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A company’s “market capitalization” is the value of its outstanding stock.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will invest primarily in small- to mid-cap companies whose capitalization, at the time of purchase, range from the market capitalization of the smallest company included in the MSCI ACWI ex USA Small and Mid-Cap Index (net) (the “Index”) to the market capitalization of the largest company in the Index during the most recent 12-month period.For purposes of the Fund’s 80% test above, the Fund may buy stocks and other equity securities of companies that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States, or whose “country of risk” is a foreign country as determined by a third party service provider.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity and equity-related securities of small- to mid-cap companies throughout the world, excluding the United States.
International Socially Responsible Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets in the securities of companies that meet the Fund’s social criteria.The Fund will invest in issuers located in at least three different countries with at least 40% of net assets in foreign securities, or if conditions are unfavorable, at least 30% of net assets in foreign securities. The Fund will generally invest in the equity securities of large- and mid-cap companies domiciled in Europe, Australasia and the Far East. To determine which companies meet the Fund’s social criteria, the subadviser incorporates into its investment process research services from an independent social research service, MSCI ESG Research, LLC (“MSCI ESG Research”). The Fund does not invest in the securities of companies that do not meet its social criteria. The Fund’s subadviser will generally assess whether a company continues to meet the social criteria on a monthly basis. The Fund may invest up to 20% of net assets in other securities of companies that meet the Fund’s social criteria, including preferred stock, convertible securities, and high quality money market securities and warrants. The Fund may engage in frequent and active trading of portfolio securities to achieve the Fund’s investment objective. The principal investment technique of the Fund is to approximate the capitalization weighted total rate of return of the MSCI EAFE Index (net) (the “MSCI EAFE Index”), however, the Fund shall exclude securities screened out to meet the social criteria established for the Fund. The portfolio managers select securities from the MSCI EAFE Index that meet the Fund’s social criteria, and by employing a statistical technique known as “optimization.” Through this selection process, the portfolio managers seek to select a portfolio of securities that will approximate the capitalization weighted total rate of return of the MSCI EAFE Index while maintaining similar risk characteristics to the MSCI EAFE Index. The MSCI EAFE Index is an equity index which captures large and mid cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. Because the Fund limits its selection to securities that meet its social criteria, not all of the securities in the MSCI EAFE Index are included in its portfolio, and the Fund’s holdings may be underweight or overweight particular securities, sectors or industries within the MSCI EAFE Index. The subadviser may use derivatives in seeking to track the performance of the MSCI EAFE Index, including futures and total return swaps. The Fund’s social criteria are as follows: The Fund does not invest in companies that have significant revenues derived from: •the manufacture or distribution of civilian firearms, military weapons or weapons delivery systems; •the manufacture or distribution of alcoholic beverages or tobacco products; •the operation of gambling-related businesses; and •the production of nuclear energy.The Fund’s revenue criteria are established by the Fund’s subadviser and are applied based on MSCI ESG Research revenue calculations. The Fund also excludes companies with low environmental, social and governance controversy scores, as determined and provided by MSCI ESG Research. MSCI ESG Research uses a rules based methodology to assess issuers on key environmental, social, and governance issues (“MSCI Controversy Case Score”), including: (1) environmental issues such as climate change, natural resources, pollution and waste, and environmental opportunities; (2) social issues such as human capital, product liability, stakeholder opposition and social opportunities; and (3) governance issues such as corporate governance and corporate behavior. The Fund does not invest in companies that, based on low MSCI Controversy Case Scores: •have a history of poor labor-management relations; •engage in businesses or have products that have a severely negative impact on the environment; •have significant business operations in countries whose governments pose human rights concerns; operate businesses that have a significantly adverse impact on the communities in which they are located; •engage in businesses or have products that have a severely negative impact on their customers, which may include companies that have products that pose safety or health concerns, engage in practices that are anti-competitive or have marketing that is inappropriate or misleading; and •have a history of poor business ethics, which may include companies that have incidents of bribery or fraud, or poor governance structures. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Since the Fund’s definition of social criteria is not “fundamental,” VC I’s Board of Directors may change it without shareholder approval.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s social criteria are as follows: The Fund does not invest in companies that have significant revenues derived from: •the manufacture or distribution of civilian firearms, military weapons or weapons delivery systems; •the manufacture or distribution of alcoholic beverages or tobacco products; •the operation of gambling-related businesses; and •the production of nuclear energy.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	To determine which companies meet the Fund’s social criteria, the subadviser incorporates into its investment process research services from an independent social research service, MSCI ESG Research, LLC (“MSCI ESG Research”). The Fund does not invest in the securities of companies that do not meet its social criteria.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets in the securities of companies that meet the Fund’s social criteria.
International Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets in securities of value companies.For purposes of the funds 80% investment policy, a company is considered to be a value company if it; (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “value metric” similar to those commonly used by third-party index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others.The Fund invests primarily in equity securities of foreign issuers. The Fund will invest in securities of at least three different countries, including the United States. The Fund normally invests in common stock, preferred stock, rights, warrants and American Depository Receipts (ADRs). The Fund may purchase securities across any market capitalization. The Fund may invest in derivatives, such as forward contracts (including forward foreign currency contracts), futures (including equity futures and index futures) and options (including options on stocks and indices), for both hedging and non-hedging purposes including, for example, for investment purposes to seek to enhance returns or, in certain circumstances, when holding a derivative is deemed preferable to holding the underlying asset. In particular, the Fund may invest in forward currency contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, or to adjust an underweight country exposure in its portfolio. The Fund may also invest in equity index futures to manage exposure to the securities market and to maintain equity market exposure while managing cash flows. The Fund defines the term “foreign issuer” with respect to whether an issuer is economically tied to a non-U.S. country. The Fund will make this determination by looking at a number of factors, including the domicile of the issuer’s senior management, the primary stock exchange on which the issuer’s security trades, the country from which the issuer produced the largest portion of its revenue, and its reporting currency. The Fund is sub-advised by both Goldman Sachs Asset Management, L.P. (“GSAM”) and Columbia Management Investment Advisers, LLC (“Columbia”). GSAM selects investments using an investment philosophy and a valuation discipline designed to identify what GSAM believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams. In the portion of the Fund subadvised by GSAM, the Fund expects to invest a majority of its assets in a diversified portfolio of equity investments of dividend-paying non-U.S. issuers. A substantial portion of the assets in GSAM’s sleeve are invested in the securities of issuers located in the developed countries of Western Europe and in Australia, Japan and New Zealand. The Fund’s investments in a particular developed country may exceed 25% of its investment portfolio. Columbia employs fundamental analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. In selecting investments, Columbia considers, among other factors: businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors; various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value, with Columbia believing that companies with lower valuations are generally more likely to provide opportunities for capital appreciation; a company’s current operating margins relative to its historic range and future potential; and/or potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities or anticipated improvements in macroeconomic factors. Columbia may sell a security when the security’s price reaches a target set by Columbia; if Columbia believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects; if other investments are more attractive; or for other reasons. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the funds 80% investment policy, a company is considered to be a value company if it; (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “value metric” similar to those commonly used by third-party index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the funds 80% investment policy, a company is considered to be a value company if it; (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “value metric” similar to those commonly used by third-party index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets in securities of value companies.
Large Cap Core Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund seeks to meet its objective by investing, normally, at least 80% of its net assets in securities of large-cap companies. In complying with this 80% investment requirement, the Fund will invest primarily in equity securities, which may include common stocks and depositary receipts. Generally, large-cap companies will include companies whose market capitalizations, at the time of purchase, are equal to or greater than the market capitalization of the smallest company in the S&P 500® Index (the “Index”) during the most recent 12-month period. As of August 31, 2026, the median stock by market capitalization in the Index was approximately $44.73 billion and the largest stock by market capitalization was $5.35 trillion. The size of the companies in the Index changes with market conditions and the composition of the Index. The Fund may invest up to 25% of its total assets in U.S. dollar-denominated foreign securities, either directly or through depositary receipts. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions. A derivative instrument that provides exposure to the types of investments that are included in the Fund’s 80% policy or exposure to one or more market risk factors associated with such investments will be counted towards compliance with the 80% policy. The Fund is managed by two subadvisers. Each of the Fund’s subadvisers manages a portion of the Fund’s assets using different investment approach. In managing its portion of the Fund, one subadviser takes an in-depth look at company prospects, which is designed to provide insight into a company’s real growth potential. The research findings allow the subadviser to rank the companies in each sector group according to their relative value. As part of its investment process, the subadviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The subadviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. On behalf of the Fund, the subadviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the subadviser buys equity securities that are identified as attractively valued and considers selling them when they appear to be overvalued. Along with attractive valuation, the subadviser often considers other criteria including, but not limited to: •catalysts that could trigger a rise in a stock’s price •high potential reward compared to potential risk •temporary mis-pricings caused by apparent market over-reactions. In managing its portion of the Fund, the other subadviser seeks sector and industry-neutral exposure to the Index, with value added through stock selection. The subadviser will attempt to outperform the Index by overweighting those stocks that are viewed favorably relative to their weighing in the Index, and underweighting or avoiding those stocks that are viewed negatively. The subadviser combines fundamental research with a disciplined portfolio construction process to pursue the investment objective. A portfolio oversight team, which includes portfolio managers, is responsible for the overall structure of the strategy and for developing rules for portfolio construction employed by the subadviser. The portfolio oversight team seeks to take advantage of the subadviser’s fundamental research by assigning equity analysts to select stocks for the strategy within industries where they have focused expertise. The equity analysts are responsible for selecting stocks and determining the stocks’ weights, subject to the oversight and discretion of the portfolio managers who work closely with the analysts. To generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Fund will not concentrate its assets in any single industry but may from time to time invest a higher percentage of its assets in companies conducting business in various industries within an economic sector, including the technology sector.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Generally, large-cap companies will include companies whose market capitalizations, at the time of purchase, are equal to or greater than the market capitalization of the smallest company in the S&P 500® Index (the “Index”) during the most recent 12-month period.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Generally, large-cap companies will include companies whose market capitalizations, at the time of purchase, are equal to or greater than the market capitalization of the smallest company in the S&P 500® Index (the “Index”) during the most recent 12-month period.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to meet its objective by investing, normally, at least 80% of its net assets in securities of large-cap companies.
Mid Cap Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund is managed to seek to track the performance of the Index, which measures the performance of the mid-capitalization sector of the U.S. equity market.The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as “optimization.” The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations, and fundamental characteristics, (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index.Under normal circumstances, at least 80% of the Fund’s net assets are invested in stocks that are in the Index.Although the Fund seeks to track the performance of the Index, the performance of the Fund will not match that of the Index exactly because, among other reasons, the Fund incurs operating expenses and other investment overhead as part of its normal operations. The subadviser may use derivatives to seek to track the performance of the Index, including futures and total return swaps. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is managed to seek to track the performance of the Index, which measures the performance of the mid-capitalization sector of the U.S. equity market.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as “optimization.” The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations, and fundamental characteristics, (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, at least 80% of the Fund’s net assets are invested in stocks that are in the Index.
Mid Cap Strategic Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Subadvisers seek long-term capital growth by investing primarily in growth-oriented equity securities of domestic and foreign mid-cap companies. Under normal circumstances, at least 80% of the Fund’s net assets will be invested in securities of mid-cap growth companies.For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “growth metric” similar to those commonly used by third-party index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others. Generally, mid-cap companies will include companies whose market capitalizations, at the time of purchase, range from the market capitalization of the smallest company included in the Russell Midcap® Growth Index to the market capitalization of the largest company in the Russell Midcap® Growth Index during the most recent 12-month period. As of August 31, 2026 , the median stock by market capitalization in the Index was approximately $2.321 billion, and the largest stock was approximately $114.575 billion. The size of the companies in the Index changes with market conditions and the composition of the Index. The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include emerging market securities. The securities in which the Fund may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Fund may also invest in private placements. As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “growth metric” similar to those commonly used by third-party index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others. Generally, mid-cap companies will include companies whose market capitalizations, at the time of purchase, range from the market capitalization of the smallest company included in the Russell Midcap® Growth Index to the market capitalization of the largest company in the Russell Midcap® Growth Index during the most recent 12-month period.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “growth metric” similar to those commonly used by third-party index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others. Generally, mid-cap companies will include companies whose market capitalizations, at the time of purchase, range from the market capitalization of the smallest company included in the Russell Midcap® Growth Index to the market capitalization of the largest company in the Russell Midcap® Growth Index during the most recent 12-month period.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, at least 80% of the Fund’s net assets will be invested in securities of mid-cap growth companies.
Mid Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of net assets in securities of mid-cap value companies.For purposes of the Fund’s 80% investment policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “value metric” similar to those commonly used by third-party index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others. Generally, mid-cap companies will include companies whose market capitalizations, at the time of purchase, range from the market capitalization of the smallest company included in the Russell Midcap® Index to the market capitalization of the largest company in the Russell Midcap® Index during the most recent 12-month period. As of August 31, 2026, the median stock by market capitalization in the Index was approximately $13.370 million, and the largest stock was approximately $114.575 billion. The size of the companies in the Index changes with market conditions and the composition of the Index. The Fund invests primarily in equity securities. The subadvisers use value-oriented investment approaches to identify companies in which to invest the Fund’s assets. Within the universe of value companies, the subadvisers generally select stocks that they believe meet one or more of the following criteria: (1) are undervalued relative to other securities in the same industry or market, (2) exhibit good or improving fundamentals, or (3) exhibit an identifiable catalyst (e.g., an event or company report that significantly affects the price of a security, such as an earnings report, new product launch, new legislation, or lawsuit) that could close the gap between market value and fair value over the next one to two years. The Fund may invest up to 20% of its total assets in foreign securities. The Fund may also invest in depositary receipts, which are instruments issued by a bank that represent an interest in a foreign issuer’s securities. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% investment policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “value metric” similar to those commonly used by third-party index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others. Generally, mid-cap companies will include companies whose market capitalizations, at the time of purchase, range from the market capitalization of the smallest company included in the Russell Midcap® Index to the market capitalization of the largest company in the Russell Midcap® Index during the most recent 12-month period.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% investment policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “value metric” similar to those commonly used by third-party index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others. Generally, mid-cap companies will include companies whose market capitalizations, at the time of purchase, range from the market capitalization of the smallest company included in the Russell Midcap® Index to the market capitalization of the largest company in the Russell Midcap® Index during the most recent 12-month period.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of net assets in securities of mid-cap value companies.
Moderate Allocation Lifestyle Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	As a fund-of-funds, the Fund’s principal investment strategy is to allocate assets among a combination of mutual funds (“Underlying Funds”) that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). The Fund invests its assets in Underlying Funds that invest in securities that seek growth of capital, such as stocks, and securities that generate current income, such as bonds and U.S. government-issued securities. The Fund generally has a lower level of risk than the Aggressive Allocation Lifestyle Fund but a greater level of risk than the Conservative Allocation Lifestyle Fund. The Fund’s indirect holdings are primarily in domestic and foreign fixed-income securities and equity securities of domestic large-cap companies. The Fund’s indirect holdings may also include foreign and domestic equity securities of medium- and small-cap companies, and lower rated fixed-income securities (often referred to as “junk bonds”), and money market securities. Asset allocation is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The projected asset allocation ranges for the Fund are as follows:•Domestic Equity Funds25% - 55%•Fixed-Income Funds30% - 70%•International Equity Funds0% - 25%This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. The subadviser has based the target investment percentages for the Fund on the degree to which it believes the Underlying Funds, in combination, to be appropriate for the Fund’s investment objective. The subadviser may change the asset allocation ranges from time to time. In selecting Underlying Funds, the subadviser may choose from other series of VALIC Company I and from unaffiliated money market funds that VALIC has designated available for investment for the Fund. The Underlying Funds include funds subadvised by the subadviser. Consistent with the Fund’s objective and strategies, the subadviser is permitted to invest in Underlying Funds it subadvises. When choosing among potential Underlying Funds, the subadviser faces a conflict of interest because it will receive additional fees when it selects Underlying Funds for which it also acts as subadviser. Please refer to the Fund’s Statement of Additional Information for more information on the subadviser’s conflicts of interest. Although the Fund will generally maintain its assets within the allocations above, the Fund may hold cash or cash equivalents for various purposes, including for temporary defensive purposes. The Underlying Funds in which the Fund invests may engage in active and frequent trading of portfolio securities in an effort to achieve their investment objectives.
Nasdaq-100 Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund invests in stocks that are included in the Index. The Index represents the largest and most active non-financial domestic and international securities listed on The NASDAQ Stock Market, based on market value (capitalization). This includes major industry groups, such as computer hardware and software, telecommunications, retail and wholesale trade and biotechnology.The Subadviser invests, under normal circumstances, at least 80% of the Fund’s net assets in companies that are listed in the Index. The Fund is managed to seek to track the performance of the Index. The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as “optimization.” The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations, and fundamental characteristics, (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index.The subadviser may use derivatives to seek to track the performance of the Index, including futures and total return swaps. The Fund may also invest in some futures contracts in order to help the Fund’s liquidity and to manage its cash position. If the market value of the futures contracts is close to the Fund’s cash balance, then that helps to minimize the tracking errors, while helping to maintain liquidity. The Fund is a non-diversified fund, which means that it will invest in a smaller number of issuers than a diversified fund. The Fund may concentrate its investments (invest more than 25% of its total assets) in the technology sector, in the proportion consistent with the industry weightings in the Index. Although the Fund seeks to track the performance of the Index, the performance of the Fund will not match that of the Index exactly because, among other reasons, the Fund incurs operating expenses and other investment overhead as part of its normal operations. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests in stocks that are included in the Index. The Index represents the largest and most active non-financial domestic and international securities listed on The NASDAQ Stock Market, based on market value (capitalization). This includes major industry groups, such as computer hardware and software, telecommunications, retail and wholesale trade and biotechnology.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as “optimization.” The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations, and fundamental characteristics, (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Subadviser invests, under normal circumstances, at least 80% of the Fund’s net assets in companies that are listed in the Index.
Science and Technology Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of net assets in the common stocks of companies that are expected to benefit from the development, advancement, and use of science and/or technology.Investments may also include companies that should benefit from technological advances even if they are not directly involved in research and development. The Fund may invest in suitable technology companies through initial public offerings (“IPOs”), and a portion of the Fund’s returns may be attributable to the Fund’s investments in IPOs. There is no guarantee that as the Fund’s assets grow it will be able to experience significant improvement in performance by investing in IPOs. The Fund may invest up to 50% of its total assets in foreign securities, which include non-dollar denominated securities traded outside the U.S. In addition, the Fund has the ability to invest up to 30% of its total assets in companies organized or headquartered in emerging market countries, but no more than 20% of its total assets may be invested in any one emerging market country. The Fund may also invest in privately placed securities. The Fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund. The Subadvisers may engage in frequent and active trading of portfolio securities to achieve the Fund’s investment objective. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Investments may also include companies that should benefit from technological advances even if they are not directly involved in research and development.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of net assets in the common stocks of companies that are expected to benefit from the development, advancement, and use of science and/or technology.
Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of net assets in the common stocks of companies that are expected to benefit from the development, advancement, and use of science and/or technology.
Small Cap Core Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of “small-cap” companies, and in derivatives and other instruments that have economic characteristics similar to such securities.The Fund considers a small-cap company to be one whose market capitalization, at the time of purchase, is equal to or less than the market capitalization of the largest company in the Russell 2000® Index during the most recent 12-month period. As of August 31, 2026, the median stock by market capitalization in the Index was approximately $1.142 million, and the largest stock was approximately $12.124 billion. The size of the companies in the Index changes with market conditions and the composition of the Index. The Fund primarily invests in common stock but may also invest in other types of securities such as real estate investment trusts (“REITs”). The Subadviser uses fundamental research to select securities for the Fund’s portfolio. While the process may change over time or vary in particular cases, in general the selection process currently uses a fundamental approach in analyzing issuers on factors such as a company’s financial performance, competitive strength and prospects, industry position, and business model and management strength. Industry outlook, market trends and general economic conditions may also be considered. The Fund aims to maintain a broad diversification across all major economic sectors. In constructing the portfolio, the Fund seeks to limit exposure to so-called “top-down” or “macro” risks, such as overall stock market movements, economic cycles, and interest rate or currency fluctuations. Instead, the Subadviser seeks to add value by selecting individual securities that it believes have superior company specific fundamental attributes or relative valuations that it expects to outperform their industry and sector peers. This is commonly referred to as a “bottom-up” approach to portfolio construction. The Subadviser considers, among other things, stock rankings, benchmark weightings and capitalization outlooks in determining security weightings for individual issuers. The Subadviser might sell a security if, among other things, the price is approaching its price target, if the company’s competitive position has deteriorated or the company’s management has performed poorly, or if the Subadviser has identified more attractive investment prospects. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund considers a small-cap company to be one whose market capitalization, at the time of purchase, is equal to or less than the market capitalization of the largest company in the Russell 2000® Index during the most recent 12-month period.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of “small-cap” companies, and in derivatives and other instruments that have economic characteristics similar to such securities.
Small Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets in securities of small-cap growth companies.The Fund invests primarily in equity securities. For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “growth metric” similar to those commonly used by third-party index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others.Within the universe of growth companies, the Fund typically invests in securities of companies with a history of above-average growth in revenues, earnings, cash flows, and/or margin relative to peers, benchmarks, or consensus expectations, as well as companies expected to have above-average growth. A company will be considered a small-cap company if its market capitalization, at the time of purchase, is equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period. As of August 31, 2026, the median stock by market capitalization in the Index was approximately $1.142 million, and the largest stock was approximately $12.124 billion. The size of the companies in the Index changes with market conditions and the composition of the Index. The subadviser may continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company’s market cap value exceeds these small cap measures. The Fund is managed by two subadvisers, American Century Investment Management, Inc. (“American Century”) and T. Rowe Price Associates, Inc.(“T. Rowe Price”). The American Century portfolio managers look for stocks of small-cap companies that they believe will increase in value over time, using an investment strategy developed by American Century. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings and revenues. The portfolio managers’ principal analytical technique involves the identification of companies with earnings and revenues that are not only growing but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods and companies whose growth rates are expected to accelerate. In addition to accelerating growth, portfolio managers also may consider investing in companies whose stocks demonstrate price strength relative to their peers. This means that the portfolio managers favor companies whose securities are the strongest performers compared to the overall market. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria. T. Rowe Price manages the Fund’s investments in certain privately placed securities, but does not currently intend to invest in additional privately placed securities. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “growth metric” similar to those commonly used by third-party index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others.A company will be considered a small-cap company if its market capitalization, at the time of purchase, is equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “growth metric” similar to those commonly used by third-party index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets in securities of small-cap growth companies.
Small Cap Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund is managed to seek to track the performance of the Index, which measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions. Or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as “optimization.” The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations, and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index.The Fund invests, under normal circumstances, at least 80% of net assets in stocks that are in the Index. Although the Fund seeks to track the performance of the Index, the performance of the Fund will not match that of the Index exactly because, among other reasons, the Fund incurs operating expenses and other investment overhead as part of its normal operations. The subadviser may use derivatives to seek to track the performance of the Index, including futures and total return swaps. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is managed to seek to track the performance of the Index, which measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions. Or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as “optimization.” The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations, and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of net assets in stocks that are in the Index.
Small Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets in securities of small-cap value companies. The Fund invests primarily in equity securities. For purposes of the Fund’s 80% investment policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “value metric” similar to those commonly used by third-party index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others.A company will be considered a small-cap company if its market capitalization, at time of purchase, is equal to or less than the largest company in the Russell 2000® Value Index during the most recent 12-month period. As of August 31, 2026, the median stock by market capitalization in the Index was approximately $0.930 million, and the largest stock was approximately $10.761 billion. The size of the companies in the Index changes with market conditions and the composition of the Index. The subadvisers use a value-oriented approach. Within the universe of value companies, companies will be selected based upon valuation characteristics such as price-to-cash flow ratios which are at a discount to market averages. Although the Fund primarily invests in domestic issuers, the Fund is authorized to invest up to 25% of its assets in the securities of foreign issuers. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% investment policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “value metric” similar to those commonly used by third-party index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others.A company will be considered a small-cap company if its market capitalization, at time of purchase, is equal to or less than the largest company in the Russell 2000® Value Index during the most recent 12-month period.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% investment policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “value metric” similar to those commonly used by third-party index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets in securities of small-cap value companies.
Stock Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund is managed to seek to track the performance of the Index, which measures the stock performance of 500 large- and mid-cap companies and is often used to indicate the performance of the overall stock market.The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions. Or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as “optimization.” The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations, and fundamental characteristics, (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index.The Fund invests, under normal circumstances, at least 80% of net assets in stocks that are in the Index. Although the Fund seeks to track the performance of the Index, the performance of the Fund will not match that of the Index exactly because, among other reasons, the Fund incurs operating expenses and other investment overhead as part of its normal operations. The subadviser may use derivatives to seek to track the performance of the Index, including futures and total return swaps. The Fund is classified as diversified under the Investment Company Act of 1940, as amended. However, the Fund may become non-diversified (which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund), solely as a result of a change in the relative market capitalization or index weighting of one or more of the Index constituents. In these circumstances, the Fund may hold larger positions in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes non-diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is managed to seek to track the performance of the Index, which measures the stock performance of 500 large- and mid-cap companies and is often used to indicate the performance of the overall stock market.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions. Or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as “optimization.” The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations, and fundamental characteristics, (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of net assets in stocks that are in the Index.
Systematic Core Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund seeks to achieve a higher risk-adjusted performance than the Russell 1000® Index (the “Index”) over the long term through a proprietary selection process employed by the Fund’s Subadviser. The Fund primarily invests in common stock of U.S. large capitalization companies included in the Index. As of August 31, 2026, the median stock by market capitalization in the Index was approximately $15.75 billion, and the largest stock was approximately $4.34 trillion. The size of the companies in the Index changes with market conditions and the composition of the Index. The size of the companies in which the Fund invests may be outside of this capitalization range and may change with market conditions as well. The Subadviser uses a rules-based methodology that emphasizes quantitatively-based stock selection and portfolio construction and efficient implementation. The Fund seeks to capture common sources of active equity returns, including the following factors: value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time). The Subadviser seeks to capitalize on the low correlations in returns across these factors by diversifying exposure to securities selected based on such factors. The Subadviser may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the Subadviser’s proprietary research. The Subadviser constructs the Fund’s portfolio by investing in the securities comprising the Index and adjusting the relative weight of each security based on the security’s attractiveness when evaluated based on the factors as described above, subject to the Fund being constrained to long-only positions. Based on the Subadviser’s process, the Fund expects that its portfolio will be overweight with respect to certain securities (i.e., the Fund will hold a greater percentage of those securities than the Index) and underweight with respect to others (i.e., the Fund will hold a lesser percentage of those securities than the Index), and that such weightings may change over time. The percentage of the Fund’s portfolio exposed to any single security will vary from time to time as the weightings of the securities within the Fund change. The degree to which components of the Fund represent certain sectors or industries may change over time. The Subadviser will rebalance the Fund’s portfolio according to the process set forth above on a quarterly basis, and it generally employs a strategy to continue to hold securities between quarterly rebalancing, even if there are adverse developments concerning a particular security, an industry, the economy or the stock market generally. The Subadviser may reduce the position size of a security or sell the security during quarterly rebalancing if the security no longer has favorable scores in one or more of the four factors. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Systematic Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund attempts to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of growth companies.For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “growth metric” similar to those commonly used by third-party index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others.The Fund invests primarily in equity securities of issuers included in the Russell 1000® Growth Index (the “Index”) at the time of purchase. The Index is comprised of U.S. large- and mid-cap companies that exhibit certain growth characteristics, as defined by the index provider. As of August 31, 2026, the median stock by market capitalization in the Index was approximately $27.208 billion, and the largest stock was approximately $5.364 trillion. The size of the companies in the Index changes with market conditions and the composition of the Index. The size of the companies in which the Fund invests may be outside of this capitalization range and may change with market conditions as well. The equity securities in which the Fund invests include common stock, preferred stock, convertible securities, rights, and warrants. The Fund may at times have significant exposure to one or more industries or sectors, such as the information technology sector, and may be overweight with respect to certain securities (i.e., the Fund will hold a greater percentage of those securities than the Index) and underweight with respect to others (i.e., the Fund will hold a lesser percentage of those securities than the Index). Such weightings may change over time. Each of the Fund’s subadvisers manages a portion of the Fund’s assets using different investment strategies and techniques. One subadviser employs a proprietary, dynamic multifactor approach to managing the Fund’s assets that is based on quantitative and qualitative research and analysis. In selecting securities, the subadviser seeks to allocate its portion of the Fund’s assets to equity securities the subadviser believes share complementary factor exposures. Factors are characteristics that are important in explaining the returns and risks of a group of securities. Among the factors that the subadviser uses to select equity securities for the Fund are: (1) mean reversion (e.g., stocks that are inexpensive relative to their historical fundamentals); (2) trend following (e.g., strong momentum and higher growth potential); and (3) risk aversion (e.g., financially healthy, stable, and lower volatility companies). In exceptional circumstances, the subadviser may exclude, remove, or include an issuer or security in the Fund’s portfolio where it believes the data available does not accurately reflect current events, or to adjust the risk profile of the Fund appropriately. The subadviser may engage in frequent and active trading of portfolio securities with respect to its portion of the Fund’s assets. The other subadviser uses a rules-based methodology that emphasizes quantitatively based stock selection, portfolio construction, and efficient implementation to seek to capture common sources of active equity returns among factors. Among the factors that the subadviser’s methodology employs are: (1) value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow); (2) momentum (i.e., whether a company’s share price is trending up or down); (3) quality (i.e., profitability) and (4) low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time). The subadviser seeks to capitalize on the low correlations in returns across these factors by diversifying exposure to securities selected based on such factors. The subadviser may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the subadviser’s proprietary research. The subadviser constructs its portion of the Fund’s portfolio by investing assets in the securities comprising the Index and adjusting the relative weight of each security based on the security’s attractiveness when evaluated based on the factors as described above, subject to the Fund being constrained to long-only positions. The subadviser will rebalance its portion of the Fund’s portfolio according to the process set forth above on a quarterly basis. The subadviser generally employs a strategy to continue to hold securities between quarterly rebalancings, even if there are adverse developments concerning a particular security, an industry, the economy, or the stock market generally. The subadviser may reduce the position size of a security or sell a security during quarterly rebalancings if the security no longer has favorable scores in one or more of the four factors. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “growth metric” similar to those commonly used by third-party index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “growth metric” similar to those commonly used by third-party index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund attempts to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of growth companies.
Systematic Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund attempts to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of value companies.For purposes of the Fund’s 80% investment policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “value metric” similar to those commonly used by third-party index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others.The Fund invests primarily in equity securities of U.S. large- and mid-cap companies. Companies are determined to be large- or mid-cap based on the inclusion of their equity securities in the Russell 1000® Value Index, whose constituents are companies that exhibit certain value qualities, as defined by the index provider, such as lower price-to-book ratios and lower expected growth values. As of August 31, 2026, the median stock by market capitalization in the Index was approximately $16.101 million, and the largest stock was approximately $4.647 trillion. The size of the companies in the Index changes with market conditions and the composition of the Index. The equity securities in which the Fund invests include common stock, preferred stock, convertible securities, rights and warrants. The subadviser employs a proprietary, dynamic multi-factor approach to managing the Fund’s assets that is based on quantitative and qualitative research and analysis. In selecting securities, the subadviser seeks to allocate the Fund’s assets to equity securities that the subadviser believes share complementary factor exposures. Factors are characteristics that are important in explaining the returns and risks of a group of securities. Among the kinds of factors that the subadviser uses to select equity securities for the Fund are: (1) mean reversion (e.g., stocks that are inexpensive relative to their historical fundamentals); (2) trend following (e.g., strong momentum and higher growth potential); and (3) risk aversion (e.g., financially healthy, stable, and lower volatility companies). In exceptional circumstances, the subadviser may exclude, remove or include an issuer or security in the Fund where it believes the data available does not accurately reflect current events, or to adjust the risk profile of the Fund appropriately. The subadviser may engage in frequent and active trading of portfolio securities to achieve the Fund’s investment objective. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% investment policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “value metric” similar to those commonly used by third-party index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% investment policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “value metric” similar to those commonly used by third-party index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund attempts to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of value companies.
US Socially Responsible Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets in the equity securities of U.S. companies meeting the Fund’s social criteria.To determine which companies meet the Fund’s social criteria, the subadviser incorporates into its investment process research services from an independent social research service, MSCI ESG Research, LLC (“MSCI ESG Research”). The Fund does not invest in the securities of companies that do not meet its social criteria. The Fund’s subadviser will generally assess whether a company continues to meet the social criteria on a monthly basis. The Fund may invest up to 20% of its net assets in the securities of other types of companies meeting the social criteria, including foreign securities, preferred stock and convertible securities. The Fund may engage in frequent and active trading of portfolio securities to achieve the Fund’s investment objective. The principal investment technique of the Fund is to approximate the capitalization weighted total rate of return of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”), however, the Fund shall exclude securities screened out to meet the social criteria established for the Fund. The portfolio managers select securities from the S&P 500 Index that meet the Fund’s social criteria, and by employing a statistical technique known as “optimization.” Through this selection process, the portfolio managers seek to select a portfolio of securities that will approximate the capitalization weighted total rate of return of the S&P 500 Index while maintaining similar risk characteristics to the S&P 500 Index. The S&P 500 Index is a widely recognized, unmanaged index of common stock prices as determined by S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc. Because the Fund limits its selections to securities that meet its social criteria, not all of the securities in the S&P 500 Index are included in its portfolio, and the Fund’s holdings may be underweight or overweight particular securities, sectors or industries within the S&P 500 Index. The subadviser may use derivatives to seek to track the performance of the S&P 500 Index, including futures and total return swaps. The Fund’s social criteria are as follows: The Fund does not invest in companies that have significant revenues derived from: •the manufacture or distribution of civilian firearms, military weapons or weapons delivery systems; •the manufacture or distribution of alcoholic beverages or tobacco products; •the operation of gambling-related businesses; and •the production of nuclear energy.The Fund’s revenue criteria are established by the Fund’s subadviser and are applied based on MSCI ESG Research revenue calculations. The Fund also excludes companies with low environmental, social and governance controversy scores, as determined and provided by MSCI ESG Research. MSCI ESG Research uses a rules based methodology to assess issuers on key environmental, social, and governance issues (“MSCI Controversy Case Score”), including: (1) environmental issues such as climate change, natural resources, pollution and waste, and environmental opportunities; (2) social issues such as human capital, product liability, stakeholder opposition and social opportunities; and (3) governance issues such as corporate governance and corporate behavior. The Fund does not invest in companies that, based on low MSCI Controversy Case Scores: •have a history of poor labor-management relations; •engage in businesses or have products that have a severely negative impact on the environment; •have significant business operations in countries whose governments pose human rights concerns; operate businesses that have a significantly adverse impact on the communities in which they are located; •engage in businesses or have products that have a severely negative impact on their customers, which may include companies that have products that pose safety or health concerns, engage in practices that are anti-competitive or have marketing that is inappropriate or misleading; and •have a history of poor business ethics, which may include companies that have incidents of bribery or fraud, or poor governance structures. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Since the Fund’s definition of social criteria is not “fundamental,” VC I’s Board of Directors may change it without shareholder approval.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s social criteria are as follows: The Fund does not invest in companies that have significant revenues derived from: •the manufacture or distribution of civilian firearms, military weapons or weapons delivery systems; •the manufacture or distribution of alcoholic beverages or tobacco products; •the operation of gambling-related businesses; and •the production of nuclear energy.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	To determine which companies meet the Fund’s social criteria, the subadviser incorporates into its investment process research services from an independent social research service, MSCI ESG Research, LLC (“MSCI ESG Research”). The Fund does not invest in the securities of companies that do not meet its social criteria.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets in the equity securities of U.S. companies meeting the Fund’s social criteria.